12. Financial Instruments and Risks	12 Months Ended
Jul. 31, 2019
Notes
12. Financial Instruments and Risks

12.   Financial Instruments and Risks

(a)    Fair Values and Classification

The Company’s financial instruments consist of cash and cash equivalent, convertible debenture receivable, promissory note receivable, long-investments, accounts payable, due to related parties and loan payable. Financial instruments are classified into one of the following categories: FVTPL, FVTOC, or amortized cost. The carrying values of the Company’s financial instruments are classified into the following categories:

Financial Instrument	Category	July 31, 2019	July 31, 2018
Cash and cash equivalents	FVTPL	$2,961,514	$33,904,759
Convertible debenture receivable	FVTPL	15,000,000	-
Promissory note receivable	FVTPL	3,412,421	-
Investments in equity securities	FVTPL	1,766,953	-
Accounts payable	Amortized cost	304,540	235,357
Due to related parties	Amortized cost	21,347	18,685
Loans payable	Amortized cost	-	10,000

The Company applied the following fair value hierarchy which prioritizes the inputs used in the valuation methodologies in measuring fair value into three levels. The three levels are defined as follows:

a)      Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

b)      Level 2 – Inputs other than quoted prices that are observable for assets or liabilities, either directly or indirectly; and

c)      Level 3 – Input for assets or liabilities that are not based on observable market data.

Assets and liabilities are classified in entirety based on the lowest level of input that is significant to the fair measurement. The Company’s financial assets measured on a recurring basis at fair value are as follows:

	July 31, 2019
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$ 2,961,514	$ -	$ -	$ 2,961,514
Convertible debenture receivable	-	-	15,000,000	15,000,000
Promissory note receivable	-	3,412,421	-	3,412,421
Investments in membership units	-	1,684,892	-	1,684,892
Investments in warrants	-	-	82,061	82,061

July 31, 2018
	Level 1	Level 2	Level 3	Total
Cash	$ 33,904,759	$ -	$ -	$ 33,904,759

Changes in level 3 items are as follows:

	Convertible debenture receivable	Investments in warrants

Balance, July 31, 2018 and 2017	$ -	$ -
Additions	17,492,303	536,697
Conversion of debenture	(3,365,556)	-
Unrealized loss on changes in fair value	-	(451,970)
Realized gain on changes in fair value	865,790
Foreign exchange	7,463	(2,666)
Balance, July 31, 2019	$ 15,000,000	$ 82,061

The fair value of accounts payables, due to related parties and loan payable approximates their carrying value due to their short-term maturity.

(b)        Credit Risk

Credit risk is the risk that one party to a financial instrument will fail to discharge an obligation and cause the other party to incur a financial loss. The Company’s maximum credit risk is equal to the carrying value of cash and cash equivalents, deposits, convertible debenture receivable and promissory note receivable.

The Company deposits the majority of its cash with high credit quality financial institutions in Canada. Therefore, management considers its exposure to credit risk arising from its cash to be minimal.

(c)        Foreign Exchange Rate and Interest Rate Risk

Foreign exchange rate

Foreign currency risk is limited to the portion of the Company’s business transactions denominated in currencies other than the Canadian dollar. The Company has not entered into any foreign currency contracts to mitigate this risk, but manages the risk by minimizing the value of financial instruments denominated in foreign currency. The Company is exposed to foreign currency risk to the extent that the following monetary assets and liabilities are denominated in US dollars:

	July 31, 2019	July 31, 2018

Balance in US dollars:
Cash and cash equivalents	$ -	$ 15,126,020
Prepaid expenses and deposits	250,000
Promissory note receivable	2,595,392	-
Accounts payable	-	(46,138)
Net exposure	2,845,392	$ 15,079,882
Balance in Canadian dollars:	$ 3,741,121	$ 19,629,482

A 10% change in the US dollar to the Canadian dollar exchange rate would impact the Company’s net loss by approximately $374,000 for the year ended July 31, 2019 (July 31,2017 - $1,960,000).

Interest rate risk

Interest rate risk consists of two components:

i)                  To the extent that payments made or received on the Company’s monetary assets and liabilities are affected by changes in the prevailing market interest rates, the Company is exposed to interest rate cash flow risk.

ii)                To the extent that changes in prevailing market rates differ from the interest rate in the Company’s monetary assets and liabilities, the Company is exposed to interest rate price risk.

The Company is exposed to interest rate risk with respect to its convertible debenture receivable (see Note 5) and its promissory note receivable (see Note 6).

(c)    Liquidity Risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they fall due. The Company currently settles its financial obligations using cash. The ability to do so relies on the Company raising equity financing in a timely manner. The Company manages liquidity risk through the management of its capital structure and financial leverage as outlined in Note 14.

The following are contractual maturities of financial liabilities as at July 31, 2019:

	Carrying amount	Contractual cash flows	Within 1 year
Accounts payable and accrued liabilities	$ 336,540	$ 336,540	$ 336,540
Due to related parties	21,347	21,347	21,347

The following are contractual maturities of financial liabilities as at July 31, 2018:

	Carrying amount	Contractual cash flows	Within 1 year

Accounts payable and accrued liabilities	$ 311,357	$ 311,357	$ 311,357
Due to related parties	18,685	18,685	18,685
Loans payable	10,000	10,000	10,000